Related Party Balance And Transactions (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of Major Transactions with Related Parties	Major transactions with related parties

		For the Six Months Ended June 30,
		2025	2026
		US$	US$
Interest income from Beijing Puyan	(i)	768	-
Purchase of materials from Shenzhen Zhichong	(ii)	33,363	526
Sell products to Shenzhen Zhichong	(ii)	11,693	-
Sell products to Zhichong New Energy	(iii)	897,497	226

Schedule of Balance of Amounts Due from Related Parties	Balance of amounts due from related parties:

		As of December 31,	As of June 30,
		2025	2026
		US$	US$
Beijing Puyan	(i)	273,066	282,874
Shenzhen Zhichong	(ii)	11,951	43,184
Zhichong New Energy	(iii)	2,737,608	2,317,482
Amounts due from related parties, gross		3,022,625	2,643,540
Allowance for expected credit losses		(504,792)	(909,207)
Total		2,517,833	1,734,333

The movements of the allowance for doubtful accounts were as follows:

	As of December 31,	As of June 30,
	2025	2026
	US$	US$
Balance at the beginning of the year/period	-	(504,792)
Provision for expected credit losses	(496,730)	(381,936)
Foreign currency translation	(8,062)	(22,479)
Balance at the end of the year/period	(504,792)	(909,207)

Schedule of Balance of Amounts Due to a Related Party	Balance of amounts due to a related party

		As of December 31,	As of June 30,
		2025	2026
		US$	US$
Shenzhen Zhichong	(ii)	164,046	159,996
Total		164,046	159,996